Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event

Note 15. Subsequent Event

On January 26, 2018, the Company’s Board of Directors approved, and the Company subsequently declared, the payment of a cash dividend of $0.07 per share for the quarter ending March 31, 2018 to holders of record of the Company’s common stock as of February 9, 2018.